Basis of Presentation and Summary of Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basic:
Basic Net income (loss)					$ (10,802,111)	$ 5,668,314
Weighted average common shares outstanding - Basic	19,373,222	19,225,159	19,289,948	18,998,504	19,058,110	18,834,339
Basic	$ 0.04	$ (0.02)	$ (0.13)	$ (0.5)	$ (0.57)	$ 0.3
Diluted:
Diluted Net income (loss)					$ (10,802,111)	$ 5,668,314
Weighted-average shares outstanding - Diluted					19,058,110	18,834,339
Effect of diluted securities - stock options						656,140
Weighted-average shares used in the calculation of diluted earnings per share					19,058,110	19,490,479
Diluted earnings (loss) per share					$ (0.57)	$ 0.29